                                                   As Filed Pursuant to Rule 497
                                                   SEC File No. 33-39888



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                  FIRST SUNAMERICA VARIABLE ANNUITY ACCOUNT ONE
               SUPPLEMENT TO THE ICAP VARIABLE ANNUITY PROSPECTUS
                                Dated May 1, 2000
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     The following replaces the investment charges and corresponding examples for the CAPITAL APPRECIATION PORTFOLIO (the "Portfolio") of the Anchor Series Trust contained in the chart under the heading "Annual Trust Expenses" on page 7 of the Prospectus:

                                 MANAGEMENT        OTHER        TOTAL ANNUAL
                                 FEE               EXPENSES     EXPENSES
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Capital Appreciation+            0.70%             0.04%        0.74%

     +The expenses noted here are restated to reflect an estimate of fees for the Portfolio for the current fiscal year. On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management fees for the Portfolio for the most recent fiscal year from 0.67% to 0.74%. On July 19, 2000, the shareholders of the Portfolio also approved the increase. The fee increase is effective August 1, 2000.

     Also, the Examples on page 8 of the Prospectus for the Portfolio are amended as follows:

VARIABLE PORTFOLIO              1 YEAR       3 YEARS     5 YEARS     10 YEARS
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Capital Appreciation            (A)$72       $98         $127        $252
                                (B)$22       $68         $117        $252


Date:  August 1, 2000


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.